Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Debt
16.
Debt

The components of the Company’s outstanding Short-term notes payable consisted of the following:

	Interest Rates	September 30, 2025	December 31, 2024
Short-term notes payable
Bank 1	6.5%	$3,160	$—
Bank 2	7.8%	4,474	5,962
Financial Institution 5	10.0%	2,813	—
Less: Unamortized debt issuance costs		(784)	—
Total short-term notes payable		$9,663	$5,962

In June 2023, the Company entered into two loan agreements in the principal amounts of $8,000 and $6,400, each bearing an interest rate of 7.75%. These loans originally had a maturity date of six months from the loan date. The maturity date of the $6,400 loan has been extended to June 2026, and the $8,000 loan to June 2029. In April 2025, the Company entered into two loan agreements in the principal amounts of $1,540 and $1,620 with Bank 1, each of which bears an interest rate of 6.5% and has a maturity date of May 2026. In July 2025, the Company entered into a loan agreement in the principal amount of $3,750 with Financial Institution 5, which bears an interest rate of 10.0% and has a maturity date of April 2026.

As of September 30, 2025 and December 31, 2024, unamortized debt issuance costs were $784 and $0 for short-term notes payable, respectively.

During the three months ended September 30, 2025 and 2024 the Company recorded $262 and $13, respectively, in amortization of debt issuance cost related to short-term debt within interest expense. During the nine months ended September 30, 2025 and 2024, the Company recorded $292 and $18, respectively, in amortization of debt issuance cost within interest expense in the condensed consolidated statements of operations and comprehensive loss (unaudited).

Total interest expense related to short-term debt was $153 and $122 for the three months ended September 30, 2025 and 2024, respectively. Total interest expense related to short-term debt was $396 and $571 for the nine months ended September 30, 2025 and 2024, respectively.

The components of the Company’s outstanding long-term debt consisted of the following:

	Interest Rates		Amounts		Maturity Dates
	September 30, 2025	December 31, 2024	September 30, 2025	December 31, 2024	September 30, 2025	December 31, 2024
Long-term notes payable with banks for the purchase of aircrafts
Bank 1	4.0% - 7.3%	4.0% - 7.3%	10,579	$11,841	Nov 2025 - Feb 2029	Aug 2025 - Feb 2029
Bank 2	6.3% - 7.8%	4.0% - 7.8%	8,635	12,325	Nov 2027 - Apr 2029	Jun 2025 - Apr 2029
Bank 3	2.3% + SOFR**	2.3% + SOFR**	1,527	1,653	Sep 2025	Sep 2025
Bank 4	n/a	5.3% - 6.0%*	-	3,289	n/a	Jul 2030 - Sep 2030
Bank 5	7.7%	7.7%	1,414	1,614	Jan 2030	Jan 2030
Bank 6	4.0%	4.0%	590	800	Sep 2027	Sep 2027
Bank 7	8.8%	8.8%	12,030	12,361	May 2029	May 2029
Long-term notes payable with financial institutions for the purchase of aircrafts
Financial Institution 1	n/a	0.25% + Schwab Loan Rate	-	2,959	n/a	Dec 2027
Financial Institution 2	3.6% - 7.0%	3.6% - 7.0%	7,296	7,796	Nov 2026 - May 2027	Nov 2026 - May 2027
Financial Institution 3	9.0% - 9.5%	9.0% - 9.5%	32,498	34,407	Sep 2033 - Mar 2034	Sep 2033 - Mar 2034
Credit facilities with financial institutions
Financial Institution 4	2.8% + SOFR**	1.5% + SOFR** - 2.8% + SOFR**	1,362	62,666	See disclosure below	See disclosure below
Other long-term debt payable
Lease Back	1.2%	n/a	15,500	—	Aug 2030	n/a
EID loan	See disclosure below	See disclosure below	122	122	See disclosure below	See disclosure below
Long-term debt from VIEs			33,021	37,310
Total Long-term notes payable			124,574	189,143
Less: Unamortized debt issuance costs and debt discount			(659)	(233)
Less: current portion			(24,965)	(84,883)
Long-term notes payable, non-current portion			$98,950	$104,027

* The payment terms dictate that the Note shall bear interest at a rate equal to the Prime Rate plus 275 basis points with an initial interest rate set at 6.00% based on the Prime Rate and Loan Spread at the time of the agreement. The interest rate is to be adjusted every 5 years and be based on the Prime Rate published as of the date plus the Loan Spread.

** SOFR is defined as “Secured Overnight Financing Rate.”

The Company (the “Borrowers”) routinely enters into long-term loan agreements with various lenders for the purpose of financing purchases of aircraft. These loans usually have an initial term between 2 to 15 years and sometimes the Borrowers negotiate with the lenders to extend the maturity date at the end of the initial term. The Company will refinance as needed to meet its obligations as they become due within the next 12 months. The Company has maintained a positive relationship with the lenders and has not historically had any difficulty refinancing these debt obligations. Based on historical experience and the fact that the Company has not suffered any decline in creditworthiness, it expects that cash on hand and cash earnings will enable it to secure the necessary refinancing. Amendments are executed at times when interest rates and terms are changed. Under these long-term loan agreements, the Borrowers usually pay principal and interest payments each month, followed by a balloon payment of all unpaid principal and accrued and unpaid interest due upon maturity, and when applicable, a loan origination fee upon execution. Each note payable is collateralized by the specific aircraft financed and is guaranteed by the owners of the Borrowers.

The lender may impose a restriction that the outstanding balance of the note may not exceed a percentage of the retail value of the collateral. In the event the outstanding value of the loan exceeds the percentage threshold of the collateralized aircraft, the Borrowers may be required to make a payment in order to reduce the balance of the loan. Pursuant to the loan agreements, the Borrowers must maintain certain debt service ratios (such as cash flow to leverage or certain EBITDA to total borrowings) specific to each lender as long as the borrowers hold outstanding loans. There were 27 separate loan agreements (each loan agreement includes the initial agreement and amendments if applicable) with note payable balances outstanding as of September 30, 2025, compared to 30 separate loan agreements as of December 31, 2024.

As of September 30, 2025 and December 31, 2024, unamortized debt issuance costs were $659 and $233 for long-term notes payable (excluding convertible note), respectively.

During the three months ended September 30, 2025 and 2024, the Company recorded $27 and $21, respectively, in amortization of long-term debt issuance cost within interest expense. During the nine months ended September 30, 2025 and 2024, the Company recorded $80 and $88, respectively, in amortization of debt issuance cost within interest expense in the condensed consolidated statements of operations and comprehensive loss (unaudited).

Total interest expense related to long-term debt (excluding convertible note and VIEs) was $1,926 and $3,026 for the three months ended September 30, 2025 and 2024, respectively, and total interest expense was $5,900 and $8,820 for the nine months ended September 30, 2025 and 2024, respectively.

The table below presents the Company’s contractual principal payments (not including debt issuance costs) as of September 30, 2025 under then-outstanding long-term debt agreements in each of the next five calendar years (does not include VIE loans):

Fiscal year	Amount
Remainder of 2025	$6,954
2026	12,176
2027	9,289
2028	4,415
2029	21,254
Thereafter	37,465
91,553
Long-term notes payable from VIE	33,021
Debt issuance costs	(659)
Total long-term notes payable	$123,915

Credit Facility (Term Loan)

In August 2018, the Company entered into a term loan agreement with a financial institution (the “Lender”) to provide a term loan with a maximum borrowing amount of $12,255, each borrowing considered a loan with a separate promissory note (the “Credit Facility”). Each term loan will be used to finance the purchase of aircraft and shall not exceed certain appraised value of the aircraft that is being financed.

Interest accrues on the unpaid principal balance at a rate equal to the Overnight LIBOR-Based Rate, a per annum rate of interest which is equal to the greater of: (i) the floor rate 2.25%, and (ii) the sum of Overnight LIBOR plus 2.25% at the execution date of the promissory note. Interest on each loan will be paid in arrears on the same day of each month, commencing on the one-month anniversary of the promissory note. In addition to the interest payments, a principal payment of each loan will be paid monthly based on an amortization schedule of twelve years. The entire remaining principal balance of the loan, plus all accrued but unpaid interest shall be due and payable on the fifth-year anniversary of the promissory note (the “Term Loan Maturity Date”). Any installment of principal or interest on the loans which are not paid when due shall bear a default interest rate equal to the lesser of (i) the applicable LIBOR-based rate plus 3% per annum, or (ii) the highest rate then permitted by applicable law. A late charge of 5% of any payment will be imposed on any regularly scheduled payment not received by the Lender on or before 15 days from the date such payment is due.

The Lender has the right to have any financed aircraft appraised during any outstanding obligations, at the Company’s sole cost and expense. In the event the loan is revealed to have a value greater than a certain percentage of the aircraft, the Company must make a mandatory repayment of the applicable loan to an amount that will reduce the loan to be less than the required percentage of the applicable appraised value. Pursuant to the term loan agreement, the Company must maintain a certain debt service coverage ratio (the ratio calculated by dividing EBITDA and sum of all loan payments), tested annually. There is also an optional prepayment clause which specifies that the Company may prepay any loans in whole or in part, and all prepayments of principal shall include interest accrued to the date of the prepayment on the principal amount being prepaid.

The Credit Facility contains clauses requiring the Company to maintain its limited liability companies’ existence and to not permit any of the subsidiaries to liquidate, dissolve, change their names, or consolidate with other corporations without prior consent of the Lender. The original loan agreement states that the Company may not re-borrow any amounts repaid to the Lender. The term loan is collateralized by substantially all assets of the Company and initially expires August 2019. The Credit Facility also contains other customary covenants, representations and events of default.

In August 2019, the Company entered into the First Amendment of the original term loan agreement which increased the maximum available borrowings of the Credit Facility to $22,255 and extended the Term Loan Maturity Date to November 2020. The First Amendment also amended the covenant to require the Company to maintain a certain Fixed Charge Coverage ratio tested on the date immediately preceding each borrowing and upon receipt of quarterly financial statements.

In November 2020, the Company entered into the Second Amendment of the term loan agreement which increased the maximum available borrowings of the Credit Facility to $27,250 and extended the Term Loan Maturity Date to November 2022.

In September 2022, the Company entered into the Third Amendment of the term loan agreement which increased maximum available borrowings of the Credit Facility to $32,250 and extended the Term Loan Maturity Date to September 2024. The Third Amendment also states that the Company may repay any outstanding loan at any time and any amounts so repaid may be reborrowed, up to the Maximum Loan Amount at the time of such borrowing. The Third Amendment also amended the interest rate terms and provided the option to elect a rate per year equal to SOFR-Based Rate or the Prime-Based Rate.

In December 2023, the Company entered into the Fourth Amendment of the term loan agreement which decreased maximum available borrowings of the Credit Facility to $15,250. The Company elected to utilize the SOFR-Based Rate upon execution of the amendment and continued to pay interest based on the SOFR-Based Rate as of December 31, 2024.

As of September 30, 2025 and December 31, 2024, the aggregate outstanding balances on the term loan were $0 and $3,126, respectively.

Credit Facility (Revolving Line of Credit)

In March 2023, the Company entered into a revolving uncommitted line of credit loan with the lender (the “LOC Master Note”). The LOC Master Note provides a line of credit of up to $60,000 and the Company may request one or more loans from time to time until the scheduled maturity date of March 9, 2024 (“LOC Master Note Maturity Date”). The LOC Master Note is collateralized by the Company’s investment accounts and money market accounts with the lender.

At the Company’s option, the interest rate on term loans drawn from the LOC Master Note is equal to either the Prime-Based Rate, defined as the greater of 1.25% or the prime rate minus 1.88%, or the Daily Simple SOFR-Based Rate, defined as the greater of 1.25% or the Daily Simple SOFR plus 1.25% (“Interest Rate Option”). The Company agrees to pay accrued interest monthly on the 9th day of each month, beginning with the first of such dates to occur after the date of the first loan, at maturity of the LOC Master Note, and upon payment in full, whichever is earlier or more frequent. After maturity, whether by acceleration or otherwise, interest shall be payable upon demand. The Company may prepay any principal bearing interest at any Interest Rate Option in whole or in part without breakage fee, penalty or premium; provided, however, that if a swap agreement with a Daily Simple SOFR-Based Rate is in effect between Lender and the Company in connection with a loan made pursuant to this LOC Master Note, any applicable swap breakage fees, penalties, premiums and costs will apply. There is no swap agreement in place as of September 30, 2025.

The LOC Master Note contains customary representations and warranties and financial and other affirmative and negative covenants and is subject to acceleration upon certain specified events of default, including failure to make timely payments, breaches of certain representations or covenants, failure to pay other material indebtedness, failure to maintain the market value of the collateral such that at all times it equals or exceeds the Minimum Liquidity Balance and certain other events of default.

All payments shall be made in immediately available funds and shall be applied first to accrued interest and then to principal; however, if an Event of Default occurs, Lender may in its sole discretion, and in such order as it may choose, apply any payment to interest, principal and/or lawful charges and expenses then accrued.

The Company drew an initial $44,527 principal amount in March 2023, with the selected interest option of SOFR plus 1.25%. In April, September, and October 2023, the Company drew additional $3,300, $8,713 and $3,000 principal amounts, respectively, under the LOC Master Note with the selected interest option of SOFR plus 1.25%.

On March 9, 2024, the Company entered into an amendment to the LOC Master Note to extend the maturity date to September 9, 2025. The Master Note continues to provide a line of credit up to $60,000. Pursuant to the amendment, the Company elected the updated interest rate option of SOFR plus 1.50%.

As of December 31, 2024, the Company had an outstanding balance on the LOC Master Note of $59,540 with the selected interest option of SOFR plus 1.50%.

On March 7, 2025, the Company paid in full the $59,540 balance on the LOC Master Note and closed the LOC. As of September 30, 2025, the Company had no outstanding balance.

Sale-Leaseback Transaction

In August 2025, the Company sold an aircraft to a third party for approximately $16 million. In connection with the sale, the Company entered into an agreement to lease back the aircraft for a 5-year period. Since the lease agreement provides the Company an option to repurchase fractional interests in the aircraft at fixed prices, the transaction is accounted for as a failed sale-leaseback. As a result, the aircraft remains on our Condensed Consolidated Balance Sheet (unaudited) as of September 30, 2025. The Company recognized $15.5 million of the proceeds as a financing obligation as a component of long-term debt, with $0.5 million in debt issuance costs to be amortized over the term of the debt.

Debt Covenants

Financial covenants contained in the debt borrowings mandate that the Company maintains certain financial metrics, including, but not limited to, debt service coverage ratios, fixed charge cover ratios, or cash flow cover ratios. If the Company is unable to maintain the financial metric, it is a breach of the debt covenant and is considered an event of default. An event of default can result in all loans and other obligations becoming immediately due and payable, including the advance of any sums necessary to cure the event of default, allowing the lenders to seize the collateralized assets, which include aircraft and the debt agreements being terminated. As of December 31, 2024, the Company was not in compliance with certain financial covenants and obtained waiver request letters from the various lenders. Pursuant to the waiver letters, the lenders agreed to waive the financial covenants as of December 31, 2024. The aggregate balances of outstanding debt obligations for which waiver letters were received was $0 and $19,365 as of September 30, 2025 and December 31, 2024, respectively.

Economic Injury Disaster Loans (“EID”)

In August 2020, the Company executed the standard loan documents required for securing loans offered by the SBA under its EID loan assistance program and received the loan proceeds of $122. The proceeds from the EID Loan must be used for working capital. The EID Loan has a thirty-year term and bears interest at a rate of 3.75% per annum with monthly principal and interest payments being deferred for 12 months after the date of disbursement. On March 11, 2021, the American Rescue Plan Act of 2021 was enacted, which extended the first due date for repayment of EIDLs made in 2020 from 12 months to 24 months from the date of the note. The EID loan may be prepaid at any time prior to maturity with no prepayment penalties. The Loan Authorization and Agreement and the note executed by the Company in connection with the EID Loan contains events of default and other provisions customary for a loan of this type and the EID loan is secured by a security interest on all of the Company’s assets.

Issuance of Promissory Notes

In February 2024, the Company entered into a long-term promissory note in the amount of $4,200. The note bears a fixed interest rate of 7.25%, with a maturity date of five years from the note date. In March 2024, the Company entered into two long-term promissory notes in the amount of $6,964 each. Each note bears a fixed interest rate of 9.45%, with a maturity date of ten years from the note date.

In April 2024, the Company entered into an amendment of a short-term promissory note, which as of March 2024, had a maturity date of June 2024, to extend the maturity date to April 2029. The note bears a principal amount of $7,822 and a fixed interest rate of 7.75%. In May 2024, the Company entered into a long-term promissory note in the amount of $12,600. The note bears a fixed interest rate of 8.81%, with a maturity date of five years from the note date.

16.
Debt

The components of the Company’s outstanding short-term notes payable consisted of the following:

	Weighted average interest rates	December 31, 2024	December 31, 2023
Short-term notes payable
Bank 2	7.8%	$5,962	$14,400
Less: Unamortized debt issuance costs		—	(4)
Total short-term notes payable		$5,962	$14,396

In June 2023, the Company entered into two loan agreements in the amounts of $8,000 and $6,400 principal. Both loans bear an interest rate of 7.75%. These loans originally had a maturity date of six months from the loan date. The maturity date of the $6,400 loan has been extended to June 2025, and that of the $8,000 loan to June 2029.

As of December 31, 2024 and December 31, 2023, unamortized debt issuance costs were $0 and $4, respectively for short-term notes payable.

During the years ended December 31, 2024 and 2023 the Company recorded $31 and $175, respectively in amortization of short-term debt issuance costs within Interest expense in the consolidated statements of operations and comprehensive loss.

Total interest expense related to short-term debt was $489 and $928 for the years ended December 31, 2024 and 2023, respectively.

The components of the Company’s outstanding long-term debt consisted of the following:

	Interest Rates		Amounts		Maturity Dates
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Long-term notes payable with banks for the purchase of aircrafts
Bank 1	4.0% - 7.3%	4.0% - 7.3%	$11,841	$13,589	Aug 2025 - Feb 2029	Aug 2025 - Feb 2027
Bank 2	4.0% - 7.8%	4.0% - 7.8%	12,325	13,769	Dec 2025 - Apr 2029	Dec 2025 - Jun 2028
Bank 3	2.3% + SOFR**	3.5% Fixed - 2.3% + SOFR**	1,653	7,705	Sep 2025	Jan 2024 - Oct 2026
Bank 4	n/a	2.9% + SOFR**	—	4,082	n/a	Sep 2024 - Dec 2024
Bank 5	5.3% - 6.0%*	5.3% - 6.0%	3,289	3,759	Jul 2030 - Sep 2030	Jul 2030 - Sep 2030
Bank 6	7.7%	7.7%	1,614	1,843	Jan 2030	Jan 2030
Bank 7	4.0%	4.0%	800	1,061	Sep 2027	Sep 2027
Bank 8	8.8%	n/a	12,361	—	May 2029	n/a
Long-term notes payable with financial institutions for the purchase of aircrafts
Financial Institution 1	0.25%+ Schwab Loan Rate	0.25% + Schwab Loan Rate	2,959	3,290	Dec 2027	Dec 2027
Financial Institution 2	3.6% - 7.0%	3.6% - 7.0%	7,796	8,435	Nov 2026 - May 2027	Nov 2026 - May 2027
Financial Institution 3	9.0% - 9.5%	9.0% - 9.5%	34,407	22,612	Sep 2033 - Mar 2034	Sep 2033 - Dec 2033
Credit facilities with financial institutions
Financial Institution 4	1.5% + SOFR **- 2.8% + SOFR**	1.3% + SOFR **- 2.8% + SOFR**	62,666	72,688	See disclosure below	See disclosure below
Bridge Notes	n/a	n/a	n/a	n/a	See disclosure below	See disclosure below
Other long-term debt payable
EID loan	See disclosure below	See disclosure below	122	116	See disclosure below	See disclosure below
Long-term debt from VIEs			37,310	40,491
Total Long-term notes payable			189,143	193,440

	Interest Rates		Amounts		Maturity Dates
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Less: Unamortized debt issuance costs and debt discount			(233)	(151)
Less: current portion			$(84,883)	$(26,471)
Long-term notes payable, non-current portion			$104,027	$166,818

*
The payment terms dictate that the Note shall bear interest at a rate equal to the Prime Rate plus 275 basis points with an initial interest rate set at 6% based on the Prime Rate and Loan Spread at the time of the agreement. The interest rate is to be adjusted every 5 years and be based on the Prime Rate published as of the date plus the Loan Spread.
**
SOFR is defined as “Secured Overnight Financing Rate”

The Company through various subsidiaries (the “borrowers”) routinely enters into long-term loan agreements with various lenders for the purpose of financing purchases of aircraft. These loans usually have an initial term between 2 to 15 years and sometimes the borrowers negotiate with the lenders to extend the maturity date at the end of the initial term. The borrowers will refinance as needed to meet its obligations as they become due within the next 12 months. The Company has maintained a positive relationship with the lenders and has not historically had any difficulty refinancing these debt obligations. Based on historical experience and the fact that the Company has not suffered any decline in creditworthiness, it expects that cash on hand and cash earnings will enable it to secure the necessary refinancing. Amendments are executed at times when interest rates and terms are changed. Under these long-term loan agreements, the borrowers usually pay principal and interest payments each month, followed by a balloon payment of all unpaid principal and accrued and unpaid interest due upon maturity, and when applicable, a loan origination fee upon execution. Each note payable is collateralized by the specific aircraft financed and is guaranteed by the owners of the borrowers.

The lender may impose a restriction that the outstanding balance of the note may not exceed a percentage of the retail value of the collateral. In the event the outstanding value of the loan exceeds the percentage threshold of the collateralized aircraft, the borrowers may be required to make a payment in order to reduce the balance of the loan. Pursuant to the loan agreements, the borrowers must maintain certain debt service ratios (such as cash flow to leverage or certain EBITDA to total borrowings) specific to each lender as long as the borrowers hold outstanding loans. There are approximately thirty separate loan agreements (each loan agreement includes the initial agreement and amendments if applicable) with note payable balances outstanding included in the consolidated balance sheets as of December 31, 2024, down from approximately forty separate loan agreements as of December 31, 2023.

As of December 31, 2024 and December 31, 2023, unamortized debt issuance costs were $233 and $151 for long-term notes payable (excluding convertible note), respectively.

During the years ended December 31, 2024 and 2023, the Company recorded $130 and $98, respectively, in amortization of the long-term debt issuance costs within Interest expense in the consolidated statements of operations and comprehensive loss. Total Interest expense related to long-term debt (excluding convertible note and VIEs) was $11,587 and $9,251 for the years ended December 31, 2024 and 2023, respectively.

The table below presents the Company’s contractual principal payments (not including debt issuance costs) as of December 31, 2024 under then-outstanding long-term debt agreements in each of the next five calendar years (does not include VIE loans):

Fiscal year	Amount
2025	$77,193
2026	12,897
2027	11,948
2028	4,840
2029	21,728
Thereafter	23,227
151,833
Long-term notes payable from VIE	37,310
Debt issuance costs	(233)
Total long-term notes payable	$188,910

Credit Facility (term loan)

In August 2018, the Company entered into a term loan agreement with a financial institution (the “Lender”) to provide a term loan with a maximum borrowing amount of $12,255, each borrowing considered a loan with a separate promissory note (the “Credit Facility”). Each term loan will be used to finance the purchase of aircraft and shall not exceed certain appraised value of the aircraft that is being financed.

Interest will accrue on the unpaid principal balance at a rate equal to the Overnight LIBOR-Based Rate (a per annum rate of interest which is equal to the greater of: (i) the floor rate 2.25%, and (ii) the sum of Overnight LIBOR plus 2.25% (Overnight LIBOR Margin) at the execution date of the promissory note. Interest on each loan will be paid in arrears on the same day of each month, commencing on the one-month anniversary of the promissory note. In addition to the interest payments, a principal payment of each loan will be paid monthly based on an amortization schedule of twelve years. The entire remaining principal balance of the loan, plus all accrued but unpaid interest shall be due and payable on the fifth-year anniversary of the promissory note (the “Term Loan Maturity Date”). Any installment of principal or interest on the loans which are not paid when due shall bear a default interest rate equal to the lesser of (i) the applicable LIBOR-based rate plus 3% per annum, or (ii) the highest rate then permitted by applicable law. A late charge of 5% of any payment will be imposed on any regularly scheduled payment not received by the Lender on or before 15 days from the date such payment is due.

The Lender has the right to have any financed aircraft appraised during any outstanding obligations, at the Company’s sole cost and expense. In the event the loan is revealed to have a value greater than a certain percentage of the aircraft, the Company must make a mandatory repayment of the applicable loan in an amount that will reduce the loan to be less than the required percentage of the applicable appraised value. Pursuant to the term loan agreement, the Company must maintain a certain debt service coverage ratio (the ratio calculated by dividing EBITDA and sum of all loan payments), tested annually. There is also an optional prepayment clause which specifies that the Company may prepay any loans in whole or in part, and all prepayments of principal shall include interest accrued to the date of the prepayment on the principal amount being prepaid.

The Credit Facility contains clauses requiring the Company to maintain its subsidiaries' existence and to not permit any of the subsidiaries to liquidate, dissolve, change their names, or consolidate with other corporations without prior consent of the Lender. The original loan agreement states that the Company may not re-borrow any amounts repaid to the Lender. The term loan is collateralized by substantially all assets of the borrower and initially expires August 2019. The Credit Facility also contains other customary covenants, representations and events of default.

In August 2019, the Company entered into the First Amendment of the original term loan agreement which increased the maximum available borrowings of the Credit Facility to $22,255 and extended the Term Loan Maturity Date to November 2020. The First Amendment also amended the covenant to require the Company to maintain a certain Fixed Charge Coverage ratio tested on the date immediately preceding each borrowing and upon receipt of quarterly financial statements.

In November 2020, the Company entered into the Second Amendment of the term loan agreement which increased the maximum available borrowings of the Credit Facility to $27,250 and extended the Term Loan Maturity Date to November 2022.

In September 2022, the Company entered into the Third Amendment of the term loan agreement which increased maximum available borrowings of the Credit Facility to $32,250 and extended the Term Loan Maturity Date to September 2024. The Third Amendment also states that the Company may repay any outstanding loan at any time and any amounts so repaid may be reborrowed, up to the Maximum Loan Amount at the time of such borrowing. The Third Amendment also amended the interest rate terms and provided the option to elect a rate per year equal to SOFR-Based Rate or the Prime-Based Rate.

In December 2023, the Company entered into the Fourth Amendment of the term loan agreement which decreased maximum available borrowings of the Credit Facility to $15,250. The Company elected to utilize the SOFR-Based Rate upon execution of the amendment and continued to pay interest based on the SOFR-Based Rate as of December 31, 2024.

As of December 31, 2024 and December 31, 2023, the aggregate outstanding balances on the term loan were $3,126 and $13,148, respectively and the Company had approximately $12,124 and $2,102 additional available borrowing capacity under the term loan, respectively. As of December 31, 2024 the term loans bear maturity dates from March 2025 to April 2027.

Credit Facility (Revolving Line of Credit)

In March 2023, the Company entered into a revolving uncommitted line of credit loan (the "LOC Master Note") with a financial institution (the "Lender"). The LOC Master Note provides a line of credit of up to $60,000 and the Company may request one or more loans from time to time until the scheduled maturity date of March 9, 2024 (“LOC Master Note Maturity Date”). The loan is collateralized by the Company’s investment accounts with the financial institution.

At the Company’s option, the interest rate on term loans drawn from the LOC Master Note is equal to either the Prime-Based Rate, defined as the greater of 1.25% or the prime rate minus 1.88%, or the Daily Simple SOFR-Based Rate, defined as the greater of 1.25% or the Daily Simple SOFR plus 1.25% (“Interest Rate Option”). The Company agrees to pay accrued interest monthly on the 9th day of each month, beginning with the first of such dates to occur after the date of the first Loan, at maturity of this note, and upon payment in full, whichever is earlier or more frequent. After maturity, whether by acceleration or otherwise, interest shall be payable upon demand. The Company may prepay any principal bearing interest at any Interest Rate Option in whole or in part without breakage fee, penalty, or premium; provided, however, that if a Swap Agreement with a Daily Simple SOFR-Based Rate is in effect between Lender and the Company in connection with a Loan made pursuant to this LOC Master Note, any applicable swap breakage fees, penalties, premiums, and costs will apply. There is no Swap Agreement in place as of December 31, 2024.

The LOC Master Note contains customary representations and warranties and financial and other affirmative and negative covenants and is subject to acceleration upon certain specified events of default, including failure to make timely payments, breaches of certain representations or covenants, failure to pay other material indebtedness, failure to maintain the market value of the collateral such that at all times it equals or exceeds the Minimum Liquidity Balance, and certain other events of default.

All payments shall be made in immediately available funds and shall be applied first to accrued interest and then to principal; however, if an Event of Default occurs, Lender may in its sole discretion, and in such order as it may choose, apply any payment to interest, principal and/or lawful charges and expenses then accrued.

The Company drew an initial $44,527 principal amount in March 2023, with the selected interest option of SOFR plus 1.25%. In April, September, and October 2023, the Company drew additional $3,300, $8,713 and $3,000 principal amounts, respectively, under the LOC Master Note with the selected interest option of SOFR plus 1.25%. As of December 31, 2024, the Company has an outstanding balance on the LOC Master Note of $59,540 with the selected interest option of SOFR plus 1.25%.

On March 9, 2024, the Company entered into an amendment to the LOC Master Note to extend the maturity date to September 9, 2025. The Master Note continues to provide a line of credit up to $60,000. Pursuant to the amendment, the Company elected the updated interest rate option of SOFR plus 1.50%. As of December 31, 2024, the Company has an outstanding balance of $59,540.

Debt Covenants

Financial covenants contained in the debt borrowings mandate that the Company maintains certain financial metrics, including, but not limited to, debt service coverage ratios, fixed charge cover ratios, or cash flow cover ratios. If the Company is unable to maintain the financial metric, it is a breach of the debt covenant and is considered an event of default. An event of default can result in all loans and other obligations becoming immediately due and payable, including the advance of any sums necessary to cure the event of default, allowing the lenders to seize the collateralized assets, aircraft, and the debt agreements being terminated. As of December 31, 2024 and December 31, 2023, the Company was not in compliance with certain financial covenants and obtained waiver request letters from the various lenders. Pursuant to the waiver letters, the lenders agreed to waive the financial covenants for the years ended December 31, 2024 and December 31, 2023. The aggregate balances of outstanding debt obligations for which waiver letters were received was $19,365 and $42,675 as of December 31, 2024 and December 31, 2023, respectively.

Bridge Notes

On October 17, 2022, the Company entered into the EPA with EGA (see Note 1, "Organization and Operations"). In combination with the EPA, the Company entered into a senior subordinated convertible note agreement (the "Bridge Notes") with an investor (“Noteholder”). Pursuant to the convertible note agreement, the Company borrowed and agreed to repay the Noteholder a principal amount of $50,000, which can be increased to a maximum borrowing of $85,000. On October 28, 2022, the Company requested and received the additional $35,000 incremental note funding, bringing the total borrowing amount to $85,000.

The Bridge Notes accrued interest daily at the applicable rate which is 10%. Pursuant to the convertible note agreement, interest is payable in kind (“PIK”, instead of paying cash, accrued interest will be added to the outstanding principal balance and will be deemed paid) annually on the anniversary of the closing date of the Bridge Notes of October 17, 2022.

The Company assessed all terms and features of the Bridge Notes in order to identify any potential embedded features that would require bifurcation. As part of this analysis, the Company assessed the economic characteristics and risks of the Bridge Notes, including the conversion, put, and call features. In consideration of the conversion provision, the Company concluded the conversion feature required bifurcation as a derivative. The fair value of the conversion feature derivative was determined based on the difference between the fair value of the Bridge Notes with the conversion option and the fair value of the Bridge Notes without the conversion option. The Company determined that the fair value of the derivative upon issuance of the Bridge Notes was $1,441 and recorded this amount as a derivative liability and the offsetting amount as a debt discount as a reduction to the carrying value of the Bridge Notes on the Bridge Note's closing date of October 17, 2022.

Upon closing of the Merger, the outstanding principal balance of the Bridge Notes of $85,000 and accrued PIK interest of $10,503 were automatically converted into 9,550,274 shares of flyExclusive Class A common stock, settling the Company's repayment obligation (See Note 4, "Merger"). Immediately prior to the conversion on the Closing Date, the Company remeasured the associated derivative liability to its fair value as of the Closing Date of $0.

Upon conversion, the Company removed the associated unamortized debt issuance costs of $717 and derivative liability of $0 from the consolidated statements of operations and comprehensive loss for the year ended December 31, 2024. For the year ended December 31, 2023, the Company recognized an unrealized gain of $(14,589) related to the change in fair value of derivative liability within other income (expense), net in the consolidated statements of operations and comprehensive loss.

As of December 31, 2024 and December 31, 2023, unamortized debt issuance costs related to the Bridge Notes was $0.

Issuance of Promissory Notes

In February 2024, the Company entered into a long-term promissory note in the amount of $4,200. The note bears a fixed interest rate of 7.25%, with a maturity date of five years from the note date. In March 2024, the Company entered into two long-term promissory notes in the amount of $6,964 each. Each note bears a fixed interest rate of 9.45%, with a maturity date of ten years from the note date.

In April 2024, the Company entered into an amendment of a short-term promissory note, which as of March 2024, had a maturity date of June 2024, to extend the maturity date to April 2029. The note bears a principal amount of $7,822 and a fixed interest rate of 7.75%. In May 2024, the Company entered into a long-term promissory note in the amount of $12,600. The note bears a fixed interest rate of 8.81%, with a maturity date of five years from the note date.

Economic Injury Disaster Loans (“EID”)

In August 2020, the Company executed the standard loan documents required for securing loans offered by the SBA under its EID loan assistance program and received the loan proceeds of $122. The proceeds from the EID Loan must be used for working capital. The EID Loan has a thirty-year term and bears interest at a rate of 3.75% per annum with monthly principal and interest payments being deferred for 12 months after the date of disbursement. On March 11, 2021, the American Rescue Plan Act of 2021 was enacted, which extended the first due date for repayment of EIDLs made in 2020 from 12 months to 24 months from the date of the note. The EID loan may be prepaid at any time prior to maturity with no prepayment penalties. The Loan Authorization and Agreement and the note executed by the Company in connection with the EID Loan contains events of default and other provisions customary for a loan of this type and the EID loan is secured by a security interest on all of the Company’s assets.